Share-based Compensation (Details) - Schedule of changes in the status of total outstanding options - 2012 Option G Plan [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Share-based Compensation (Details) - Schedule of changes in the status of total outstanding options [Line Items]
Number of options, Outstanding, Beginning | shares	400,000
Weighted average remaining contractual life (years), Outstanding, Beginning	3 months
Weighted average exercise price, Outstanding, Beginning | $ / shares	$ 0.01
Aggregate Intrinsic Value, Outstanding, Beginning | $	$ 924
Number of options, Exercised | shares	(400,000)
Weighted average remaining contractual life (years), Exercised
Weighted average exercise price, Exercised | $ / shares
Aggregate Intrinsic Value, Exercised | $
Number of options, Forfeited | shares
Weighted average remaining contractual life (years), Forfeited
Weighted average exercise price, Forfeited | $ / shares
Aggregate Intrinsic Value, Forfeited | $
Number of options, Outstanding, Ending | shares
Weighted average remaining contractual life (years), Outstanding, Ending
Weighted average exercise price, Outstanding, Ending | $ / shares
Aggregate Intrinsic Value, Outstanding, Ending | $
Number of options, Exercisable | shares
Weighted average remaining contractual life (years), Exercisable
Weighted average exercise price, Exercisable | $ / shares
Aggregate Intrinsic Value, Exercisable | $